Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 10.8%
Electronic Arts, Inc.	1,091	$140,390
Pinterest, Inc., Class A*	1,329	34,940
Playtika Holding Corp.*	3,113	32,655
ROBLOX Corp., Class A*	1,687	62,773
Roku, Inc.*	884	50,830
Spotify Technology SA*	1,012	114,073
Take-Two Interactive Software, Inc.*	361	40,876

Total Communication Services		476,537

Consumer Discretionary — 14.2%
Aptiv PLC*	643	72,717
BorgWarner, Inc.	1,110	52,481
DoorDash, Inc., Class A*	483	27,975
eBay, Inc.	1,888	93,456
Etsy, Inc.*	178	24,489
Expedia Group, Inc.*	753	86,068
Garmin Ltd.	538	53,198
Lucid Group, Inc.*(a)	6,047	70,689
Rivian Automotive, Inc., Class A*	5,767	111,880
Whirlpool Corp.	201	31,274

Total Consumer Discretionary		624,227

Energy — 0.7%
Baker Hughes Co.	1,018	32,311

Health Care — 23.2%
Agilent Technologies, Inc.	184	27,983
Alnylam Pharmaceuticals, Inc.*	209	47,318
Biogen, Inc.*	421	122,469
BioMarin Pharmaceutical, Inc.*	345	39,796
Dexcom, Inc.*	308	32,984
Exact Sciences Corp.*(a)	438	29,574
Exelixis, Inc.*	2,845	50,129
Horizon Therapeutics PLC*	248	27,210
Incyte Corp.*	1,108	94,335
Ionis Pharmaceuticals, Inc.*	1,062	42,342
Jazz Pharmaceuticals PLC*	213	33,368
Mirati Therapeutics, Inc.*	724	38,669
Neurocrine Biosciences, Inc.*	210	23,295
Novavax, Inc.*(a)	10,264	111,980
Organon & Co.	1,109	33,414
Sarepta Therapeutics, Inc.*	392	48,988
Seagen, Inc.*	581	81,038
Ultragenyx Pharmaceutical, Inc.*	820	37,171
Veeva Systems, Inc., Class A*	167	28,482
Viatris, Inc.	3,908	47,521
Zimmer Biomet Holdings, Inc.	192	24,449

Total Health Care		1,022,515

Industrials — 6.8%
AGCO Corp.	190	26,245
Carrier Global Corp.	737	33,555
Cummins, Inc.	305	76,110
Fortive Corp.	362	24,627
Lyft, Inc., Class A*	4,299	69,859
Rockwell Automation, Inc.	102	28,767
Textron, Inc.	519	37,809

Total Industrials		296,972

Information Technology — 36.6%
Affirm Holdings, Inc.*(a)	2,818	45,623
Akamai Technologies, Inc.*	159	14,143
Amdocs Ltd.	144	13,238
ANSYS, Inc.*	62	16,514
AppLovin Corp., Class A*	1,848	23,470
Arista Networks, Inc.*	328	41,335
Cadence Design Systems, Inc.*	258	47,170
Ciena Corp.*	670	34,853
Cirrus Logic, Inc.*	206	18,620
Coherent Corp.*	420	18,228
Corning, Inc.	1,147	39,698
Crowdstrike Holdings, Inc., Class A*	167	17,685
Datadog, Inc., Class A*	305	22,817
Dell Technologies, Inc., Class C	2,341	95,091
DocuSign, Inc.*	295	17,889
Dropbox, Inc., Class A*	1,315	30,547
F5, Inc.*	134	19,786
Fortinet, Inc.*	341	17,848
GLOBALFOUNDRIES, Inc.*(a)	298	17,665
GoDaddy, Inc., Class A*	367	30,142
Hewlett Packard Enterprise Co.	4,632	74,714
HP, Inc.	2,112	61,544
HubSpot, Inc.*	49	17,003
Juniper Networks, Inc.	1,876	60,595
Keysight Technologies, Inc.*	282	50,577
Microchip Technology, Inc.	511	39,664
MongoDB, Inc.*	70	14,995
Motorola Solutions, Inc.	177	45,491
NetApp, Inc.	554	36,691
Nutanix, Inc., Class A*	660	18,394
Okta, Inc.*	322	23,702
ON Semiconductor Corp.*	341	25,046
Palantir Technologies, Inc., Class A*	1,870	14,549
Pure Storage, Inc., Class A*	834	24,136
Qorvo, Inc.*	245	26,622
RingCentral, Inc., Class A*	326	12,724
Skyworks Solutions, Inc.	237	25,992
Splunk, Inc.*	410	39,266
SS&C Technologies Holdings, Inc.	313	18,890
Synopsys, Inc.*	181	64,029
Teradyne, Inc.	177	18,001
Trimble, Inc.*	641	37,216
Twilio, Inc., Class A*	759	45,419
Unity Software, Inc.*	1,100	39,072
Western Digital Corp.*	2,548	111,985
Wix.com Ltd.*	211	18,353
Zebra Technologies Corp., Class A*	134	42,368
Zoom Video Communications, Inc., Class A*	321	24,075

Total Information Technology		1,613,475

Materials — 6.8%
Corteva, Inc.	1,163	74,955
DuPont de Nemours, Inc.	497	36,753
Ginkgo Bioworks Holdings, Inc.*	61,523	119,970
International Flavors & Fragrances, Inc.	354	39,811

Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
PPG Industries, Inc.	212	$27,632

Total Materials		299,121

Real Estate — 0.8%
Zillow Group, Inc., Class C*	797	35,235

Total Common Stocks
(Cost $4,802,141)		4,400,393

Short-Term Investments — 3.5%

Money Market Funds — 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	150,062	150,062
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	3,811	3,811
Total Short-Term Investments
(Cost $153,873)		153,873

Total Investments — 103.4%
(Cost $4,956,014)		4,554,266
Other Assets and Liabilities, Net — (3.4)%		(149,031)
Net Assets — 100.0%		$4,405,235

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $232,617; total market value of collateral held by the Fund was $232,260. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $82,197.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,400,393	$–	$–	$4,400,393
Short-Term Investments:
Money Market Funds	153,873	–	–	153,873
Total Investments in Securities	$4,554,266	$–	$–	$4,554,266

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.